A T B C | Fidelity Advisor Strategic Growth Fund
Supplement to the
Fidelity Advisor® Strategic Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus
The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
	Class A	Class T	Class B	Class C
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.57%	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	1.03%	1.07%	1.03%	1.07%
Total annual operating expenses	1.85%	2.14%	2.60%	2.64%
Fee waiver and/or expense reimbursementA	0.60%	0.64%	0.60%	0.64%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.25%	1.50%	2.00%	2.00%
A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:
Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
1.25%	4/1/11	1.50%	4/1/11	2.00%	4/1/11	2.00%	4/1/11
These arrangements will remain in effect through January 31, 2013, after which date FMR, in its sole discretion, may discontinue these arrangements at any time.
This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 695	$ 695	$ 497	$ 497	$ 703	$ 203	$ 303	$ 203
3 years	$ 1,031	$ 1,031	$ 896	$ 896	$ 1,012	$ 712	$ 718	$ 718
5 years	$ 1,429	$ 1,429	$ 1,363	$ 1,363	$ 1,490	$ 1,290	$ 1,303	$ 1,303
10 years	$ 2,541	$ 2,541	$ 2,653	$ 2,653	$ 2,589	$ 2,589	$ 2,893	$ 2,893